Stockholders' equity: (Details 2) (USD $)	0 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended		0 Months Ended							0 Months Ended		1 Months Ended	12 Months Ended			12 Months Ended		0 Months Ended	12 Months Ended				0 Months Ended			0 Months Ended			0 Months Ended				0 Months Ended	12 Months Ended
	Dec. 18, 2009	Jun. 30, 2013	Mar. 31, 2014 Series A Preferred Stock	Jun. 30, 2013 Series A Preferred Stock	Jun. 30, 2012 Series A Preferred Stock	Mar. 16, 2010 Langtry	Mar. 16, 2010 Langtry Series A Preferred Stock	Mar. 31, 2014 Revolving credit facility	Mar. 05, 2007 Revolving credit facility Original Agreement	Dec. 18, 2009 Revolving credit facility Second Amendment	Dec. 18, 2009 Revolving credit facility Second Amendment Maximum	Aug. 30, 2010 Revolving credit facility Third Amendment	Mar. 16, 2010 Calvin A. Wallen III Tauren and Langtry	Feb. 23, 2009 Subscription Agreements with certain investors	Aug. 31, 2009 Subscription Agreements with certain investors	Jun. 30, 2011 Subscription Agreements with certain investors	Mar. 31, 2014 Subscription Agreements with certain investors	Jun. 30, 2013 Subscription Agreements with certain investors	Jun. 30, 2013 Subscription Agreements with certain investors Common stock issued on August 18, 2009 investor	Jun. 30, 2013 Subscription Agreements with certain investors Common stock issued on August 26, 2009 investor	Mar. 05, 2007 Credit Facility with WFEC Original Agreement	Jun. 30, 2013 Credit Facility with WFEC Original Agreement	Mar. 31, 2013 Credit Facility with WFEC Original Agreement	Dec. 31, 2012 Credit Facility with WFEC Original Agreement	Mar. 05, 2007 Credit Facility with WFEC Original Agreement Maximum	Dec. 18, 2009 Credit Facility with WFEC Second Amendment	Dec. 31, 2012 Credit Facility with WFEC Second Amendment	Dec. 18, 2009 Credit Facility with WFEC Second Amendment Maximum	Aug. 30, 2010 Credit Facility with WFEC Third Amendment	Dec. 31, 2012 Credit Facility with WFEC Third Amendment	Aug. 30, 2010 Credit Facility with WFEC Third Amendment Maximum	Mar. 28, 2013 Credit Facility with WFEC Fourth Amendment	Jun. 30, 2013 Credit Facility with WFEC Fourth Amendment	Jun. 18, 2012 Credit Facility with WFEC Fourth Amendment	Jun. 30, 2013 Convertible term loan	Mar. 05, 2007 Convertible term loan Original Agreement	Jun. 30, 2013 Convertible term loan Second Amendment	Dec. 18, 2009 Convertible term loan Second Amendment	Aug. 30, 2010 Convertible term loan Third Amendment
Stockholders' equity
Shares issued						10,350,000								2,104,001	2,104,001				804,000	1,300,001
Expiration period of warrants																					5 years
Number of common stock shares for which warrants are issued														1,052,000	1,052,000		787,294		402,000	650,000					2,500,000			5,000,000			1,000,000		8,500,000
Exercise price of warrants (in dollars per share)																	$ 0.6747	$ 0.85			$ 0.9911		$ 0.20	$ 0.20		$ 0.9911	$ 0.20		$ 1.00	$ 0.20			$ 0.20
Warrants exercised (in shares)																264,706						0
Consideration paid by investors for common stock and warrants																			$ 683,400	$ 1,105,001
Warrants outstanding (in shares)																		787,294
Revolving credit facility								40,000,000	20,000,000		40,000,000	30,000,000
Convertible term loan, principal amount									5,000,000																										5,000,000	5,000,000		5,000,000	5,000,000
Number of common shares into which term loan may be converted																																				5,044,900	5,000,000
Conversion price (in dollars per share)																																	$ 0.20			$ 0.9911
Increase in additional paid-in capital due to value assigned to the warrants		902,161																			1,314,289					8,031,896			516,882
Credit to full cost pool for oil and gas properties due to value assigned to net profits interest																					213,148
Borrowing base under the revolving credit facility										25,000,000
Interest rate basis																					prime rate					prime rate			prime rate
Interest rate spread over basis (as a percent)																					2.00%					2.00%			2.00%
Number of common stock shares for which the expiration date of outstanding warrants is extended	2,500,000																									2,500,000
Debt and warrants issuance costs																										50,000			100,000			260,000
Debt issuance costs capitalized and amortized over the term of debt																													89,451
Debt discounts recognized																										13,955,198			527,430				902,161
Number of investors acquiring stock and warrants																			4	6
Payments of broker-dealer commissions															59,500
Reduction in borrowing capacity as a percentage of total amount of cash or other readily available funds received																																		75.00%
Royalty interest in leasehold rights conveyed as consideration for drilling credits (as a percent)													2.00%
Preferred stock, stated value							10,350,000
Preferred stock Series A, conversion price (in dollars per share)			$ 1.20				$ 1.20
Conversion term of convertible preferred stock							5 years
Dividend rate (as a percent)			8.00%	8.00%	8.00%		8.00%
Redemption price as percentage over original issue price							20.00%
Advance from affiliate		$ 2,000,000